Document and Entity Information	Apr. 07, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001118417
Document Type	8-K
Document Period End Date	Apr. 07, 2024
Entity Registrant Name	MODEL N, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35840
Entity Tax Identification Number	77-0528806
Entity Address, Address Line One	777 Mariners Island Boulevard
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	(650)
Local Phone Number	610-4600
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00015 per share
Trading Symbol	MODN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false